Financial instruments - Summary of Valuation Techniques Used to Measure the Fair Value of Assets and Liabilities Classified as Level 3 (Detail) - Credit spread, measurement input [member] - Discounted cash flow [member] - Level 3 of fair value hierarchy [member] - Recurring fair value measurement [member] - basispoint
		Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Japanese Corporate Bonds [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	26	27	37
Japanese Corporate Bonds [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	67	65	67
Securitized Products [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	100	100	110
Securitized Products [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	160	150	150
Foreign Corporate Bonds [Member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	0	20	40
Foreign Corporate Bonds [Member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets required to be measured at FVOCI	[1]	170	130	280

[1]	bp = basis point